UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

SunAmerica International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 88.3%
Austria — 1.6%

OMV AG	74,714	$3,376,095

Belgium — 2.1%

Belgacom SA	136,233	4,520,891

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0

Brazil — 17.5%

AMBEV SA	498,000	3,552,152
Cia de Saneamento Basico do Estado de Sao Paulo	391,900	4,177,074
Cia de Saneamento de Minas Gerais-COPASA	246,200	4,512,831
EcoRodovias Infraestrutura e Logistica SA	548,000	3,755,022
EDP - Energias do Brasil SA	696,900	3,422,206
Natura Cosmeticos SA	171,254	2,887,174
Odontoprev SA	858,200	3,689,930
Porto Seguro SA†	300,800	4,337,401
Tractebel Energia SA†	231,200	3,453,089
Transmissora Alianca de Energia Eletrica SA	392,400	3,534,175

		37,321,054

Canada — 4.0%

Bell Aliant, Inc.	152,954	3,997,832
Canadian Oil Sands, Ltd.	200,818	4,550,658

		8,548,490

Cayman Islands — 1.8%

TPK Holding Co., Ltd.	387,000	3,862,482

Chile — 1.9%

Enersis SA	11,912,428	4,015,219

Colombia — 1.4%

Ecopetrol SA	1,595,700	2,898,182

Denmark — 2.1%

TDC A/S	430,823	4,458,686

Finland — 6.8%

Elisa Oyj	151,848	4,645,056
Metso Oyj	118,034	4,472,136
Orion Oyj, Class B	144,617	5,392,196

		14,509,388

France — 2.1%

Total SA	63,000	4,553,115

Germany — 1.7%

ProSiebenSat.1 Media AG	83,655	3,726,846

Israel — 6.0%

Bezeq The Israeli Telecommunication Corp., Ltd.	2,016,293	3,778,162
Israel Chemicals, Ltd.	441,147	3,779,607
Teva Pharmaceutical Industries, Ltd.	97,777	5,168,803

		12,726,572

Italy — 2.0%

Eni SpA	156,962	4,294,264

Japan — 3.6%

NTT DOCOMO, Inc.	230,315	3,937,669
TonenGeneral Sekiyu KK	397,073	3,770,636

		7,708,305

Norway — 2.4%

Statoil ASA	163,611	5,025,280

Russia — 2.2%

Mobile Telesystems OJSC ADR	237,803	4,694,231

Singapore — 3.2%

Hutchison Port Holdings Trust	4,658,000	3,353,760
Yangzijiang Shipbuilding Holdings, Ltd.	4,039,000	3,498,372

		6,852,132

Taiwan — 10.3%

Asustek Computer, Inc.	468,000	5,219,506
Chicony Electronics Co., Ltd.†	1,452,000	3,919,593
Radiant Opto-Electronics Corp.†	1,015,000	4,351,263
Ruentex Development Co., Ltd.	2,233,000	4,045,994
Ruentex Industries, Ltd.	1,755,000	4,537,678

		22,074,034

Thailand — 9.1%

Banpu PCL	4,178,438	3,797,995
BTS Group Holdings PCL	16,268,400	4,335,901
PTT Exploration & Production PCL	972,000	5,016,484
PTT Global Chemical PCL	1,569,979	3,265,247
Thai Oil PCL	1,949,522	3,123,560

		19,539,187

United Kingdom — 6.5%

AstraZeneca PLC	70,943	5,269,881
BP PLC	523,614	4,614,085
GlaxoSmithKline PLC	146,364	3,917,622

		13,801,588

Total Common Stocks (cost $174,834,263)		188,506,041

PREFERRED SECURITIES — 6.6%
Brazil — 6.6%

AES Tiete SA	395,702	3,481,533
Cia Energetica de Minas Gerais	460,271	3,362,200
Cia Paranaense de Energia, Class B†	273,706	4,196,949
Vale SA†	266,300	3,175,834

Total Preferred Securities (cost $14,584,687)		14,216,516

EXCHANGE-TRADED FUNDS — 0.5%

iShares MSCI ACWI ex US Index Fund	21,644	1,039,561

Total Long-Term Investment Securities (cost $190,469,976)		203,762,118

REPURCHASE AGREEMENT — 2.6%

Joint Repurchase Agreement with State Street Bank and Trust Co.(3) (cost $5,501,000)	$5,501,000	5,501,000

TOTAL INVESTMENTS — (cost $195,970,976) (4)	98.0%	209,263,118
Other assets less liabilities	2.0	4,188,161

NET ASSETS —	100.0%	$213,451,279

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Industry Allocation*
Oil Companies-Integrated	11.7%
Electric-Integrated	8.7
Telephone-Integrated	8.2
Medical-Drugs	6.8
Oil Companies-Exploration & Production	4.4
Water	4.1
Cellular Telecom	4.0
Electronic Components-Misc.	3.8
Chemicals-Diversified	3.3
Oil Refining & Marketing	3.3
Electric-Generation	3.2
Repurchase Agreements	2.6
Computers	2.5
Medical-Generic Drugs	2.4
Retail-Hypermarkets	2.1
Machinery-General Industrial	2.1
Insurance-Multi-line	2.0
Transport-Rail	2.0
Real Estate Operations & Development	1.9
Telecom Services	1.9
Computers-Periphery Equipment	1.8
Coal	1.8
Public Thoroughfares	1.8
Television	1.7
Insurance-Life/Health	1.7
Brewery	1.7
Shipbuilding	1.6
Transport-Services	1.6
Metal-Iron	1.5
Cosmetics & Toiletries	1.3
Exchange-Traded Funds	0.5

98.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets
Long-Term Investment Securities:
Common Stock:
Bermuda	$—	$—	$0	$0
Brazil	37,321,054	—	—	37,321,054
Finland	14,509,388	—	—	14,509,388
Israel	12,726,572	—	—	12,726,572
Taiwan	22,074,034	—	—	22,074,034
Thailand	19,539,187	—	—	19,539,187
United Kingdom	13,801,588	—	—	13,801,588
Other Countries*	68,534,218	—	—	68,534,218
Preferred Securities:
Brazil	14,216,516	—	—	14,216,516
Exchange Traded Funds	1,039,561	—	—	1,039,561
Repurchase Agreement	—	5,501,000	—	5,501,000

Total	$203,762,118	$5,501,000	$0	$209,263,118

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $52,389,212 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.1%
Auto-Cars/Light Trucks — 4.7%

Daihatsu Motor Co., Ltd.	11,020	$195,913
Fuji Heavy Industries, Ltd.	16,000	443,019
Isuzu Motors, Ltd.	103,000	681,210
Nissan Motor Co., Ltd.	34,300	325,377

		1,645,519

Auto-Heavy Duty Trucks — 1.5%

Hino Motors, Ltd.	38,300	527,402

Auto/Truck Parts & Equipment-Original — 15.6%

Aisin Seiki Co., Ltd.	16,167	643,137
Denso Corp.	12,600	601,362
Keihin Corp.	31,200	495,849
KYB Co., Ltd.	147,500	694,512
NOK Corp.	21,300	427,872
Sumitomo Electric Industries, Ltd.	49,240	692,631
TACHI-S Co., Ltd.	22,144	382,965
Toyota Industries Corp.	16,180	835,313
TS Tech Co., Ltd.	24,020	698,514

		5,472,155

Banks-Commercial — 2.3%

Sumitomo Mitsui Financial Group, Inc.	19,080	799,324

Brewery — 3.0%

Asahi Group Holdings, Ltd.	12,500	392,380
Kirin Holdings Co., Ltd.	46,400	670,087

		1,062,467

Chemicals-Diversified — 2.0%

Mitsubishi Gas Chemical Co., Inc.	112,000	716,411

Chemicals-Specialty — 1.5%

Tokyo Ohka Kogyo Co., Ltd.	21,810	520,357

Computer Services — 1.0%

SCSK Corp.†	12,700	357,914

Computers-Integrated Systems — 2.9%

ITOCHU Techno-Solutions Corp.	10,380	451,349
OBIC Co., Ltd.†	17,100	563,783

		1,015,132

Cosmetics & Toiletries — 2.4%

Pigeon Corp.	11,350	598,283
Pola Orbis Holdings, Inc.	6,470	261,214

		859,497

Diversified Banking Institutions — 4.1%

Mitsubishi UFJ Financial Group, Inc.	232,620	1,425,961

E-Commerce/Products — 3.0%

Rakuten, Inc.	81,310	1,050,637

Electronic Components-Misc. — 6.2%

Anritsu Corp.	47,600	534,710
Japan Display, Inc.†	43,200	265,243
Kyocera Corp.	9,800	465,114
Toshiba Corp.	193,000	901,130

		2,166,197

Finance-Credit Card — 1.6%

Credit Saison Co., Ltd.	27,031	562,473

Finance-Leasing Companies — 1.5%

IBJ Leasing Co., Ltd.	20,000	526,924

Hospital Beds/Equipment — 1.3%

Paramount Bed Holdings Co., Ltd.	14,700	464,340

Insurance-Life/Health — 5.4%

Sony Financial Holdings, Inc.	51,080	871,292
T&D Holdings, Inc.	75,625	1,027,942

		1,899,234

Insurance-Property/Casualty — 2.4%

Tokio Marine Holdings, Inc.	25,100	825,558

Machine Tools & Related Products — 0.6%

DMG Mori Seiki Co., Ltd.	15,200	220,712

Machinery-Electrical — 0.9%

Mitsubishi Electric Corp.	26,930	332,289

Machinery-General Industrial — 2.3%

Makino Milling Machine Co., Ltd.	93,460	804,473

Medical Instruments — 1.0%

Nihon Kohden Corp.	6,730	337,480

Medical-Drugs — 1.2%

Takeda Pharmaceutical Co., Ltd.	9,400	436,016

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	8,000	0

Oil Companies-Exploration & Production — 1.2%

Inpex Corp.	28,400	431,726

Oil Refining & Marketing — 1.4%

JX Holdings, Inc.	89,100	476,701

Photo Equipment & Supplies — 1.0%

FUJIFILM Holdings Corp.	13,120	365,865

Real Estate Management/Services — 2.7%

Mitsubishi Estate Co., Ltd.	38,680	954,925

Real Estate Operations & Development — 1.0%

Leopalace21 Corp.†	68,000	350,387

Retail-Drug Store — 1.5%

Tsuruha Holdings, Inc.	9,800	540,763

Retail-Misc./Diversified — 1.0%

Ryohin Keikaku Co., Ltd.	3,225	366,097

Steel-Producers — 1.1%

Yamato Kogyo Co., Ltd.	13,000	381,126

Steel-Specialty — 2.1%

Hitachi Metals, Ltd.	48,300	731,378

Telephone-Integrated — 4.6%

KDDI Corp.	10,600	646,537
Nippon Telegraph & Telephone Corp.	15,670	977,277

		1,623,814

Television — 5.5%

Nippon Television Holdings, Inc.	55,450	961,159
TV Asahi Holdings Corp.	53,360	975,497

		1,936,656

Transport-Marine — 1.5%

Mitsui OSK Lines, Ltd.	141,139	525,240

Travel Services — 1.2%

HIS Co., Ltd.	12,700	409,940

Web Portals/ISP — 1.9%

Yahoo Japan Corp.	145,400	671,706

Total Long-Term Investment Securities (cost $31,604,048)		33,794,796

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00% dated 06/30/2014 to be repurchased 07/01/2014 in the amount of $887,000 and collateralized by $970,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $908,233 (cost $887,000)	$887,000	887,000

TOTAL INVESTMENTS (cost $32,491,048) (3)	98.6%	34,681,796
Other assets less liabilities	1.4	476,553

NET ASSETS	100.0%	$35,158,349

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

Country Allocation*
Japan	96.1%
United States	2.5
Bermuda	0.0

98.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Auto/Truck Parts & Equipment-Original	$5,472,155	$—	$—	$5,472,155
Electronic Components-Misc.	2,166,197	—	—	2,166,197
Insurance-Life/Health	1,899,234	—	—	1,899,234
Miscellaneous Manufacturing	—	—	0	0
Television	1,936,656	—	—	1,936,656
Other Industries*	22,320,554	—	—	22,320,554
Repurchase Agreement	—	887,000	—	887,000

Total	$33,794,796	$887,000	$0	$34,681,796

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $18,461,652 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2014 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of June 30, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of June 30, 2014, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
International Dividend Strategy	2.64%	$5,501,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated June 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $208,355,000, a repurchase price of $208,355,000, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	1.50%	08/31/2018	$825,000	$833,250
U.S. Treasury Bonds	2.13	01/31/2021	1,110,000	1,124,630
U.S. Treasury Bonds	2.13	08/15/2021	42,555,000	42,852,332
U.S. Treasury Bonds	8.00	11/21/2021	885,000	1,248,127
U.S. Treasury Bonds	8.13	08/15/2021	20,405,000	29,207,595
U.S. Treasury Notes	1.50	02/28/2019	136,845,000	137,258,272

Note 3. Federal Income Taxes

As of June 30, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Japan Fund
Cost	$196,005,360	$32,623,956

Appreciation	18,480,618	2,530,784
Depreciation	(5,222,860)	(472,944)

Net unrealized appreciation (depreciation)	$13,257,758	$2,057,840

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:  08/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:  08/29/2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:  08/29/2014